U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

            FORM 24F-2: ANNUAL NOTICE OF SECURITIES SOLD, PURSUANT TO
                                   RULE 24F-2
             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.


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  1. NAME AND ADDRESS OF ISSUER:

  Nations Fund Trust
  111 Center Street
  Little Rock, AR  72201

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  2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

Nations Government Money Market Fund-Primary A Shares. Nations Government Money Market Fund-Primary B Shares. Nations Government Money Market Fund-Investor A Shares. Nations Government Money Market Fund-Investor B Shares. Nations Government Money Market Fund-Investor C Shares. Nations Government Money Market Fund-Daily Shares. Nations Tax Exempt Fund-Primary A Shares. Nations Tax Exempt Fund-Primary B Shares. Nations Tax Exempt Fund-Investor A Shares. Nations Tax Exempt Fund-Investor B Shares. Nations Tax Exempt Fund-Investor C Shares. Nations Tax Exempt Fund-Daily Shares. Nations Value Fund-Primary A Shares. Nations Value Fund-Primary B Shares. Nations Value Fund-Investor A Shares. Nations Value Fund-Investor C Shares. Nations Value Fund-Investor N Shares. Nations Capital Growth Fund-Primary A Shares. Nations Capital Growth Fund-Primary B Shares. Nations Capital Growth Fund-Investor A Shares. Nations Capital Growth Fund-Investor C Shares. Nations Capital Growth Fund-Investor N Shares. Nations Emerging Growth Fund-Primary A Shares. Nations Emerging Growth Fund-Primary B Shares. Nations Emerging Growth Fund-Investor A Shares. Nations Emerging Growth Fund-Investor C Shares. Nations Emerging Growth Fund-Investor N Shares. Nations Balanced Assets Fund-Primary A Shares. Nations Balanced Assets Fund-Primary B Shares. Nations Balanced Assets Fund-Investor A Shares. Nations Balanced Assets Fund-Investor C Shares. Nations Balanced Assets Fund-Investor N Shares. Nations Equity Index Fund-Primary A Shares. Nations Equity Index Fund-Primary B Shares. Nations Equity Index Fund-Investor A Shares. Nations Disciplined Equity Fund-Primary A Shares. Nations Disciplined Equity Fund-Primary B Shares. Nations Disciplined Equity Fund-Investor A Shares. Nations Disciplined Equity Fund-Investor C Shares. Nations Disciplined Equity Fund-Investor N Shares. Nations Short-Intermediate Government Fund-Primary A Shares. Nations Short-Intermediate Government Fund-Primary B Shares. Nations Short-Intermediate Government Fund-Investor A Shares. Nations Short-Intermediate Government Fund-Investor C Shares. Nations Short-Intermediate Government Fund-Investor N Shares. Nations Managed Index Fund-Primary A Shares. Nations Managed Index Fund-Primary B Shares. Nations Managed Index Fund-Investor A Shares. Nations Managed Index Fund-Investor C Shares. Nations Managed SmallCap Index Fund-Primary A Shares. Nations Managed SmallCap Index Fund-Primary B Shares. Nations Managed SmallCap Index Fund-Investor A Shares. Nations Managed SmallCap Index Fund-Investor C Shares. Nations Short-Term Income Fund-Primary A Shares. Nations Short-Term Income Fund-Primary B Shares. Nations Short-Term Income Fund-Investor A Shares. Nations Short-Term Income Fund-Investor C Shares. Nations Short-Term Income Fund-Investor N

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Shares. Nations Diversified Income Fund-Primary A Shares. Nations Diversified
Income Fund-Primary B Shares. Nations Diversified Income Fund-Investor A Shares. Nations Diversified Income Fund-Investor C Shares. Nations Diversified Income Fund-Investor N Shares. Nations Strategic Fixed Income Fund-Primary A Shares. Nations Strategic Fixed Income Fund-Primary B Shares. Nations Strategic Fixed Income Fund-Investor A Shares. Nations Strategic Fixed Income Fund-Investor C Shares. Nations Strategic Fixed Income Fund-Investor N Shares. Nations Florida Intermediate Municipal Bond Fund-Primary A Shares. Nations Florida Intermediate Municipal Bond Fund-Investor A Shares. Nations Florida Intermediate Municipal Bond Fund-Investor C Shares. Nations Florida Intermediate Municipal Bond Fund-Investor N Shares. Nations Florida Municipal Bond Fund-Primary A Shares. Nations Florida Municipal Bond Fund-Investor A Shares. Nations Florida Municipal Bond Fund-Investor C Shares. Nations Florida Municipal Bond Fund-Investor N Shares. Nations Georgia Intermediate Municipal Bond Fund-Primary A Shares. Nations Georgia Intermediate Municipal Bond Fund-Investor A Shares. Nations Georgia Intermediate Municipal Bond Fund-Investor C Shares. Nations Georgia Intermediate Municipal Bond Fund-Investor N Shares. Nations Georgia Municipal Bond Fund-Primary A Shares. Nations Georgia Municipal Bond Fund-Investor A Shares. Nations Georgia Municipal Bond Fund-Investor C Shares. Nations Georgia Municipal Bond Fund-Investor N Shares. Nations Maryland Intermediate Municipal Bond Fund-Primary A Shares. Nations Maryland Intermediate Municipal Bond Fund-Investor A Shares. Nations Maryland Intermediate Municipal Bond Fund-Investor C Shares. Nations Maryland Intermediate Municipal Bond Fund-Investor N Shares. Nations Maryland Municipal Bond Fund-Primary A Shares. Nations Maryland Municipal Bond Fund-Investor A Shares. Nations Maryland Municipal Bond Fund-Investor C Shares. Nations Maryland Municipal Bond Fund-Investor N Shares. Nations North Carolina Intermediate Municipal Bond Fund-Primary A Shares. Nations North Carolina Intermediate Municipal Bond Fund-Investor A Shares. Nations North Carolina Intermediate Municipal Bond Fund-Investor C Shares. Nations North Carolina Intermediate Municipal Bond Fund-Investor N Shares. Nations North Carolina Municipal Bond Fund-Primary A Shares. Nations North Carolina Municipal Bond Fund-Investor A Shares. Nations North Carolina Municipal Bond Fund-Investor C Shares. Nations North Carolina Municipal Bond Fund-Investor N Shares. Nations South Carolina Intermediate Municipal Bond Fund-Primary A Shares. Nations South Carolina Intermediate Municipal Bond Fund-Investor A Shares. Nations South Carolina Intermediate Municipal Bond Fund-Investor C Shares. Nations South Carolina Intermediate Municipal Bond Fund-Investor N Shares. Nations South Carolina Municipal Bond Fund-Primary A Shares. Nations South Carolina Municipal Bond Fund-Investor A Shares. Nations South Carolina Municipal Bond Fund-Investor C Shares. Nations South Carolina Municipal Bond Fund-Investor N Shares. Nations Tennessee Intermediate Municipal Bond Fund-Primary A Shares. Nations Tennessee Intermediate Municipal Bond Fund-Investor A Shares. Nations Tennessee Intermediate Municipal Bond Fund-Investor C Shares. Nations Tennessee Intermediate Municipal Bond Fund-Investor N Shares. Nations Tennessee Municipal Bond Fund-Primary A Shares. Nations Tennessee Municipal Bond Fund-Investor A Shares. Nations Tennessee Municipal Bond Fund-Investor C Shares. Nations Tennessee Municipal Bond Fund-Investor N Shares. Nations Texas Intermediate Municipal Bond Fund-Primary A Shares. Nations Texas Intermediate Municipal Bond Fund-Investor A Shares. Nations Texas Intermediate Municipal Bond Fund-Investor C Shares. Nations Texas Intermediate Municipal Bond Fund-Investor N Shares. Nations Texas Municipal Bond Fund-Primary A Shares. Nations Texas Municipal Bond Fund-Investor A Shares. Nations Texas Municipal Bond Fund-Investor C Shares. Nations Texas Municipal Bond Fund-Investor N Shares. Nations Virginia Intermediate Municipal Bond Fund-Primary A Shares. Nations Virginia Intermediate Municipal Bond Fund-Investor A Shares. Nations Virginia Intermediate Municipal Bond Fund-Investor C Shares. Nations Virginia Intermediate Municipal Bond Fund-Investor N Shares. Nations Virginia Municipal Bond Fund-Primary A Shares. Nations Virginia Municipal Bond Fund-Investor A Shares. Nations Virginia Municipal Bond Fund-Investor C

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Shares. Nations Virginia Municipal Bond Fund-Investor N Shares. Nations
Short-Term Municipal Income Fund-Primary A Shares. Nations Short-Term Municipal Income Fund-Investor A Shares. Nations Short-Term Municipal Income Fund-Investor C Shares. Nations Short-Term Municipal Income Fund-Investor N Shares. Nations Intermediate Municipal Bond Fund-Primary A Shares. Nations Intermediate Municipal Bond Fund-Investor A Shares. Nations Intermediate Municipal Bond Fund-Investor C Shares. Nations Intermediate Municipal Bond Fund-Investor N Shares. Nations Municipal Income Fund-Primary A Shares. Nations Municipal Income Fund-Investor A Shares. Nations Municipal Income Fund-Investor C Shares. Nations Municipal Income Fund-Investor N Shares.

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3. INVESTMENT COMPANY ACT FILE NUMBER: 811-4305

     SECURITIES ACT FILE NUMBER:    2-97817

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  4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

                                 MARCH 31, 1997
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  5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE
OF THE ISSUER'S FISCAL YEAR END FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
DECLARATION: [ ]

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  6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF
APPLICABLE (SEE INSTRUCTION A.6):

                                       N/A
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  7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN
REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL
YEAR:

                                       N/A

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  8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER
THAN PURSUANT TO RULE 24F-2:

                                       N/A

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  9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

                          NUMBER: 4,040,136,351 SHARES
                          SALE PRICE: $6,713,457,126.00


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  10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

                          NUMBER: 4,040,136,351 SHARES
                          SALE PRICE: $6,713,457,126.00
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 11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR
IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

                            NUMBER: 34,041,780 SHARES
                           SALE PRICE: +265,655,029.00

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 12. CALCULATION OF REGISTRATION FEE:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):
                                                               $6,713,457,126.00
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                $265,655,029.00

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                               -6,282,055,703.00

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

                                                                            0.00

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                 $697,056,452.00

(vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see
Instruction C.6):

                                                                    X 1/33 OF 1%

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                     $211,229.23

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV) AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rule of Informal and Other Procedures (17CFR 202.3a). [ X ]
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Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  MAY 19, 1997

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: \s\ JAMES EDWARD BANKS, JR.
             ASSISTANT SECRETARY

Date:    MAY 20, 1997
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                      [MORRISON & FOERSTER LLP LETTERHEAD]



                                  May 19, 1997


Nations Fund Trust
111 Center Street
Little Rock, AR  72201


              Re: Issuance and Sale of Shares of Beneficial Interest of Nations Fund Trust; Registration on Form N-1A Pursuant to Rule 24f-2

Ladies and Gentlemen:

      Nations Fund Trust (the "Trust") has requested our opinion in connection with the sale or issuance by the Trust of 4,076,484,822 shares of beneficial interest (the "Shares"), in the aggregate, of all classes of Shares of all portfolios of the Trust (collectively, the "Funds").

      We have examined documents relating to the organization of the Trust and the authorization for registration and sale of Shares of each of the Funds. The opinion given below only relates to the law of the Commonwealth of Massachusetts, the laws under which the Trust was organized, and is subject to the condition that the Trust is in compliance with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any Shares of any of the Funds are sold.

      Based upon and subject to the foregoing, we are of the opinion that:

      The issuance and sale of the Shares by the Trust have been duly and validly authorized by all appropriate action and, assuming delivery by sale or in accord with the Funds' dividend reinvestment plan was in accordance with the description set forth in the Trust's current prospectuses under the Securities Act of 1933, the Shares have been legally issued, fully paid and are non-assessable.

      We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice, as amended, under the Investment Company Act of 1940, as amended.

                                                Very truly yours,

                                                /S/ MORRISON & FOERSTER LLP

                                                MORRISON & FOERSTER LLP





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